Customer deposits	12 Months Ended
Dec. 31, 2021
Customer deposits
Customer deposits

20. Customer deposits

The breakdown by classification, type and currency of the balance of Customer deposits is as follows:

	12/31/2020	12/31/2021

Classification:
Financial liabilities at fair value through profit or loss	130,292	114,078
Financial liabilities at amortized cost	742,201	777,886
	872,493	891,964
Type:
Repurchase agreements	138,616	131,639
Demand deposits:
Current accounts	499,458	541,257
Other deposits	43,860	22,760
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	23,052	—
Others	20,808	22,760
Time deposits:
Fixed-term deposits	189,686	195,431
Accrued interest	873	877
	872,493	891,964
Currency:
Peso	785,713	798,976
USD	86,780	92,987
Other currencies	—	1
	872,493	891,964

As of December 31, 2020, Customer deposits of 23,052 million pesos have been received in connection with OTC financial derivatives transactions (see Note 32). As of December 31, 2021, there were no transactions in connection with OTC financial derivatives transactions.

Note 45.a includes a breakdown of the remaining maturity periods of Customer deposits. In addition, Note 45.d contains the fair value amounts of these liabilities classified as Customer deposits – Financial liabilities at amortized cost.